Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Income Taxes [Line Items]
Increase (decrease) in goodwill to correct the purchase price allocation		$ 1,826
Increase (decrease) in net non-current deferred income tax liability		1,900
Total amount of unrecognized tax benefits, if recognized would favorably impact effective tax rate	$ 500
Interest and penalties	70	70
Deferred tax assets valuation allowance	337	$ 337
United States
Income Taxes [Line Items]
Non-capital loss carry forwards	$ 54,300
United States | Minimum
Income Taxes [Line Items]
Non-capital loss carry forwards, expiration date	2022
United States | Maximum
Income Taxes [Line Items]
Non-capital loss carry forwards, expiration date	2034
Canada
Income Taxes [Line Items]
Non-capital loss carry forwards	$ 1,000
Canada | Minimum
Income Taxes [Line Items]
Non-capital loss carry forwards, expiration date	2025
Canada | Maximum
Income Taxes [Line Items]
Non-capital loss carry forwards, expiration date	2035